Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
25. Cash and cash equivalents

Accounting policy
Cash comprises cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held to meet short-term cash commitments. Cash and equivalents are measured at amortised cost, which is deemed to be fair value due to its short maturity.

Figures in million – SA rand	2022	2021	2020
Cash at the bank, on hand and cash equivalents	26,076	30,292	20,240
Total cash and cash equivalents	26,076	30,292	20,240
Fair value of cash and cash equivalents
The fair value of cash and cash equivalents approximate the carrying value due to the short maturity.
Credit risk
The Group is exposed to credit risk on the total carrying value of cash and cash equivalents. The Group has reduced its exposure to credit risk by dealing and investing with a number of major financial institutions (see note 36.2).